Long-term Debt - Term bank loans/ Credit facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	7 Months Ended	1 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	Jul. 25, 2014	Feb. 07, 2014	Jul. 12, 2013	Mar. 24, 2014	Jul. 26, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 4,372,450	$ 3,993,236
Amortization And Write Off Of Financing Costs	42,995	38,797	12,944
Payment of loan origination fee	43,457	78,427	19,679
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Debt Instrument [Line Items]
Debt Instrument - face amount				1,350,000
Debt Instrument - variable interest rate basis				LIBOR
Ocean Rig Athena
Debt Instrument [Line Items]
Line of credit facility amount drawn down								450,000
Ocean Rig Mylos and Ocean Rig Skyros
Debt Instrument [Line Items]
Line of credit facility amount drawn down		900,000
Commercial Lenders Or Commercial Facilities | Ocean Rig Mylos
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Commercial Lenders Or Commercial Facilities | Ocean Rig Skyros
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Commercial Lenders Or Commercial Facilities | Ocean Rig Athena
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities | Ocean Rig Mylos
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities | Ocean Rig Skyros
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Eksportkreditt Norge AS / Eksportkreditt GIEK Facilities | Ocean Rig Athena
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Export-Import Bank of Korea / Kexim Facilities | Ocean Rig Mylos
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Export-Import Bank of Korea / Kexim Facilities | Ocean Rig Skyros
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
Export-Import Bank of Korea / Kexim Facilities | Ocean Rig Athena
Debt Instrument [Line Items]
Debt Instrument - face amount				150,000
New Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument - face amount	1,300,000
Long-term debt bearing with fixed interest					1,300,000
Maturity Date Of Loan					July 25,2021
Amortization And Write Off Of Financing Costs					19,797
Release of restricted cash					75,000
1.9 billion Term Loan B Facility
Debt Instrument [Line Items]
Debt Instrument - face amount	1,900,000
Line of Credit Facility, Maximum Borrowing Capacity							1,800,000
Tranche B1 term loans
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						1,900,000	975,000
Maturity Date Of Loan						Q3 2020	Q1 2021
Tranche B2 term loans
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							825,000
Maturity Date Of Loan							Q3 2016
Eksportkreditt GIEK Facilities and Kexim Facilities
Debt Instrument [Line Items]
Payment of loan origination fee		22,400
Nordea Finland Plc
Debt Instrument [Line Items]
Debt Instrument - face amount							800,000
Long-term Debt		666,668
Deutsche Bank Luxembourg SA facility 1
Debt Instrument [Line Items]
Debt Instrument - face amount							495,000
Deutsche Bank Luxembourg SA facility 2
Debt Instrument [Line Items]
Debt Instrument - face amount							495,000
Drillships Financing Holding Inc. ("DFHI") and Drillships Projects Inc.
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									100,000
Term loans
Debt Instrument [Line Items]
Amortization And Write Off Of Financing Costs							23,300
Release of restricted cash							131,600
Existing bank loans
Debt Instrument [Line Items]
Long-term Debt							$ 1,519,168